Investments (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Investments at Amortized Cost and Fair Value
Short-term investments classification as of December 31, 2018 and 2019 were shown as below:

	As of December 31, 2018
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	27,388	119	—	—	—	27,507
Available-for-sale debt investments	83,100	—	—	1,216	(78)	84,238

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	107,287	367	—	—	—	107,654	15,464
Available-for-sale debt investments	5,440	—	—	197	—	5,637	810

Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values
Total unrealized and realized gains and losses of equity securities without readily determinable fair values in 2018 and 2019 were as follows:

	For the years ended December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Gross unrealized gains	7,119	1,447	208
Gross unrealized losses (including impairment) (1)	(2,867)	(1,641)	(236)

Net unrealized gains (losses) on equity securities held	4,252	(194)	(28)
Net realized gains on equity securities sold	124	211	30

Total net gains recognized in other income, net	4,376	17	2

(1)	Gross unrealized losses (downward adjustments excluding impairment) were RMB2,412 m illion and RMB863 million (US$124 million) for the years ended December 31, 2018 and 2019, respectively.

Equity Method Investments
The following tables set forth the summarized financial information of Trip:

	As of September 30, (i)
	2018 (ii)	2019	2019
	RMB	RMB	US$
	(In millions)
Current assets	84,464	75,578	10,856
Non-current assets	104,906	127,505	18,315
Current liabilities	69,065	74,118	10,646
Non-current liabilities	30,318	25,134	3,610
Noncontrolling interests	2,231	2,047	294

	For the twelve months ended September 30, (i)
	2017 (ii)	2018 (ii)	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	25,731	29,944	34,958	5,021
Gross profit	20,725	24,019	27,627	3,968
Income from operations	2,626	3,302	4,271	613
Net income	2,282	2,807	3,764	541
Net income attributable to the investees	2,284	2,806	3,813	548
(i)	The Company adopted a one-quarter lag in reporting its share of equity income in T rip .
(ii)
T
rip adopted ASC 606
,
on a fully retrospective basis
,
and ASC 321 (collectively “new standards”) from January 1, 2018. The impact of the new standards on the Company’s financial statement
s
is immaterial, and prior period financial information of
T
rip was not restated.

Summary Of Estimated Fair Value Of Available-For-Sale Debt Investments
The following table summarizes the estimated fair value of available-for-sale debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	505	73
Due in 1 year through 5 years	—	10	1
Due in 5 year through 10 years	—	1,486	213
Not due at a single maturity date	1,167	1,969	283

Total	1,167	3,970	570

Long Term Investments
Schedule of Investments at Amortized Cost and Fair Value
Long-term investments classification, excluding equity method investments
and equity investments at fair value without readily determinable fair value, as of December 31, 2018 and 2019 are shown as below:

	As of December 31, 2018
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	5,605	—	—	664	(1,841)	4,428
Available-for-sale debt investment	1,167	—	—	—	—	1,167
Investments accounted for at fair value	1,139	—	—	318	—	1,457

	As of December 31, 2019
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	11,769	—	—	2,195	(2,630)	11,334	1,628
Available-for-sale debt investment s	3,913	—	—	138	(81)	3,970	570
Investments accounted for at fair value	1,309	—	—	597	(87)	1,819	261
Long-term held-to-maturity investments	496	—	(5)	—	—	491	70

Other Equity Method Investees Excluding Ctrip Com Member [Member]
Equity Method Investments	Financial information for
the
Company’s equity method investments other than Trip are summarized as a group as follow:

	As of September 30,
	2018	2019	2019
	RMB	RMB	US$
	(In millions)
Current assets	100,313	86,713	12,456
Non-current assets	11,050	18,980	2,726
Current liabilities	78,935	65,450	9,401
Non-current liabilities	2,718	8,677	1,246
Noncontrolling interests	1,706	1,498	215

	For the twelve months ended September 30, (i)
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	1,681	4,633	12,598	1,810
Gross profit	671	916	6,247	897
Loss from operations	(303)	(418)	(680)	(98)
Net loss	(310)	(372)	(638)	(92)
Net loss attributable to the investees	(311)	(352)	(933)	(134)
(i)	The Company adopted a one-quarter lag in reporting its shares of equity income in all of its investees.

Equity Method Investments
Schedule of Unrealized and Realized Gains and Losses of Equity Securities Without Readily Determinable Fair Values

The total carrying value of equity investments measured at fair value using the measurement alternative held as of December 31, 2018 and 2019 were as follows:

	As of December 31, 2018	As of December 31, 2019	As of December 31, 2019
	RMB	RMB	US$
	(In millions)
Initial cost basis	26,728	21,211	3,047
Cumulative unrealized gains	6,271	5,636	810
Cumulative unrealized losses (including impairment)	(3,730)	(2,161)	(311)

Total carrying value	29,269	24,686	3,546